Inventories	12 Months Ended
Dec. 31, 2010
Inventories
Inventories
Note 3
Inventories:

Set forth below is a detailed listing of inventories.

	December 31,
	2010	2009
Raw materials and work-in-process	$4,114,505	$4,082,593
Finished goods	2,026,674	2,920,257
Total inventories	$6,141,179	$7,002,850

Work-in-process is immaterial given the typically short manufacturing cycle, and therefore is disclosed in conjunction with raw materials. There are no finished goods as of December 31, 2010 and 2009 for laser systems shipped to distributors, but not recognized as revenue until all the Criteria of revenue recognition have been met. At times, units are shipped but revenue is not recognized until all of the Criteria are met, and until that time, the unit is carried on the books of the Company as inventory. The Company ships most of its products FOB shipping point, although from time to time certain customers, for example governmental customers, will insist on FOB destination. Among the factors the Company takes into account in determining the proper time at which to recognize revenue are when title to the goods transfers and when the risk of loss transfers. Shipments to the distributors that do not fully satisfy the collection criterion are recognized when invoiced amounts are fully paid. As of December 31, 2010 and 2009, the Company carried reserves against its inventories of $1,734,161 and $2,388,262, respectively.